Standardized measurement of oil and gas (unaudited) (Disclosure of detailed information about changes in standardized measure of discounted future net cash flows) (Details)	12 Months Ended
Dec. 31, 2021 USD ($) bbl
Proved Undeveloped Reserves, Future Development Costs [Roll Forward]
PUDs, Future Development Costs, beginning of year | $	$ 48,879,727
PUDs, Future Development Costs, Revision of previous estimates | $	(34,914,091)
PUDs, Future Development Costs, Conversion to PD reserves | $	(13,965,636)
PUDs, Future Development Costs, Additional PUDs added | $	104,500,000
PUDs, Future Development Costs, end of year | $	$ 104,500,000
Oil And Natural Gas [Member]
Proved Developed and Undeveloped Reserves [Roll Forward]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance | bbl	3,677
Revision of previous estimates | bbl	(294)
Conversion to PD reserves | bbl	(1,448)
Additional PUDs added | bbl	7,827
Proved Developed and Undeveloped Reserves, Net, Ending Balance | bbl	9,762